                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03828

                      Seligman Municipal Fund Series, Inc.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 7/1/08-6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03828
Reporting Period: 07/01/2008 - 06/30/2009
Seligman Municipal Fund Series, Inc.









====================== SELIGMAN COLORADO MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN GEORGIA MUNICIPAL CLASS =======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== SELIGMAN LOUISIANA MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN MARYLAND MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== SELIGMAN MASSACHUSETTS MUNICIPAL CLASS ====================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN MICHIGAN MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== SELIGMAN MINNESOTA MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN MISSOURI MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN NATIONAL MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SELIGMAN NEW YORK MUNICIPAL CLASS ======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== SELIGMAN OHIO MUNICIPAL CLASS ========================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= SELIGMAN OREGON MUNICIPAL CLASS =======================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== SELIGMAN SOUTH CAROLINA MUNICIPAL CLASS ===================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Seligman Municipal Fund Series, Inc.


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            -----------------------------------------
                            Patrick T. Bannigan
                            President

Date August 27, 2009

* Print the name and title of each signing officer under his or her signature.